Provisions - Summary of Provisions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Non current provisions	$ 567,332	$ 735,788	$ 1,145,561
Labor and social security [member]
Disclosure of other provisions [line items]
Non current provisions	106,367	151,056	179,019
Environmental restoration [member]
Disclosure of other provisions [line items]
Non current provisions	335,519	437,875	805,173
Civil and other [member]
Disclosure of other provisions [line items]
Non current provisions	$ 125,446	$ 146,857	$ 161,369